Related Party Transactions (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 01, 2017	Mar. 15, 2016	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions (Textual)
Business acquisition, equity interest issued number of shares			4,985,780	3,642,084
Membership interests exchanged for additional issuance of common stock				6,300,000
Common stock issued				11,064,664	8,836,421
Customer deposits				$ 278,945	$ 754,545
Pilatus Business Aircraft, Ltd [Member]
Related Party Transactions (Textual)
Purchase special mission modifications					7,300,000
CAF [Member]
Related Party Transactions (Textual)
Total billings				53,082
Currently hold in customer deposit				750,000
Customer deposits				500,000
Notes Payable				62,018	0
Total purchases, value				723,756	0
Jackson River Aviation [Member]
Related Party Transactions (Textual)
Total purchases				304,025	335,795
Total billings				143,995	25,706
Outstanding receivables				38,962
Outstanding payable					7,958
Jackson River Aviation [Member] | Maximum [Member]
Related Party Transactions (Textual)
Lease expense					10,000
Jackson River Aviation [Member] | Minimum [Member]
Related Party Transactions (Textual)
Lease expense					4,000
Tempus Intermediate Holdings, LLC [Member]
Related Party Transactions (Textual)
Total purchases				1,331,510	1,943,992
Total billings				280,296	776,025
Outstanding payable				1,284,886	295,561
Southwind Capital LLC [Member]
Related Party Transactions (Textual)
Total purchases				142,496	0
Outstanding payable				$ 142,496	$ 0
Chief Financial Officer [Member]
Related Party Transactions (Textual)
Purchase of membership interests, description				In connection with the formation of Tempus, the Company's former Chief Financial Officer, R. Lee Priest, Jr., loaned Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, and $489,899 took the form of a loan from an officer.
Interes rate					5.00%
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Non-cash consideration		$ 500,000
Common stock issued		242,131
Chief Executive Officer [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Cash consideration	$ 500,000